Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2012
Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund | Barrett Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGRWX

Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund
Barrett Growth Fund
Investment Objective
The Barrett Growth Fund (the "Fund") seeks to achieve long-term capital appreciation and to maximize after-tax returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Barrett Growth Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses		1.36%
Total Annual Fund Operating Expenses	[2]	2.36%
Fee Waiver/Expense Reimbursement		(1.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.25%
[1]	The Fund did not incur expenses under its Distribution (Rule 12b-1) Plan during its last fiscal year. However, under such plan, the Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets.
[2]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between Barrett Asset Management, LLC, the Fund's investment adviser ("Barrett," or the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.25% of the Fund's average net assets through September 28, 2013. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for management fees it waived and Fund expenses it paid.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 28, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Barrett Growth Fund	146	648	1,177	2,626

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses, or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.27% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of common stocks of large-
and mid-cap U.S. companies selected by the Adviser. The Fund considers mid-cap companies to be companies with market capitalizations of approximately $1 billion to $10 billion and large-cap companies to be companies with market capitalizations greater than $10 billion. The Fund may also purchase securities with an equity component, such as preferred stock, warrants, rights or other securities that are convertible into or exchangeable for shares of common stock. The Fund may invest up to 25% of its net assets in foreign securities, and will normally make such investments through the purchase of American
Depositary Receipts ("ADRs").

The Fund takes a conservative approach to growth stock investing that emphasizes
"Growth at a Reasonable Price." The Fund invests in common stocks of high-quality companies that Barrett believes have superior growth potential and stocks that can be purchased at reasonable prices. The Fund makes investments in companies that have solid long-term earnings prospects and the Fund expects to hold these investments for prolonged periods of time, thereby avoiding short-term capital gains. The Adviser focuses on identifying companies that will produce earnings and cash flow growth in excess of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P
500® Index"). The Adviser makes investments in companies that it believes produce superior earnings at reasonable valuations. Superior relative earnings growth is usually driven by new products and services; niche products in growth sectors and industries; open-ended global growth opportunities; and cyclical companies whose margins are benefiting from a recovery in their respective industries. Stocks are sold when there is likely to be deterioration in earnings growth or other financial metrics, including balance sheet items. Maintaining a competitive industry position and management stability are also important factors in retaining a company position.
Unusually weak relative stock market performance is another signal that prompts the
Adviser to immediately reevaluate a holding.

The Adviser mitigates risk in several ways. In order to invest in a specific company the Adviser carefully analyzes the company's balance sheet and overall ability to withstand adverse economic conditions. More broadly, the Adviser diversifies the portfolio across multiple industries, economic sectors and geographic regions to reduce the risk of a particular industry's or region's weakness adversely affecting the total Fund. Since the Adviser focuses on buying companies at reasonable valuations, the risk of overpaying for companies with strong earnings growth is also reduced. The Fund invests in companies across the large - and mid-capitalization spectrum which provides the Fund with exposure to companies of different revenue and earnings levels. Finally, the Fund emphasizes objectivity in evaluating existing holdings and sells holdings when the fundamental outlook for a company is expected to deteriorate.

From time to time, the Fund may purchase options, futures contracts or other instruments, such as depositary receipts, that relate to a particular stock index, to allow the Fund to quickly invest excess cash in order to gain exposure to the markets until the Fund can purchase individual stocks.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

o Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

o General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

o Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

o Foreign Securities Risk. The risk of investments in foreign companies, including ADRs, which represent an ownership in a foreign security, involve certain risks not generally associated with investments in the securities of
  U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
  and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.
  These risks may also apply to U.S. companies that have substantial foreign operations.

o Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o Mid-Capitalization Company Risk. The mid-capitalization companies in which the
  Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

o Options and Futures Risk. Options and futures may be more volatile than investments in securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of other mutual funds with characteristics similar to those of the Fund. The
Fund is the successor to the Barrett Growth Fund, a series of the Barrett Funds
(the "Predecessor Fund"). The performance information included herein reflects the performance of the Predecessor Fund for periods prior to the reorganization, which occurred on March 30, 2010. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://barrettasset.com or by calling toll-free at 1-877-363-6333.
Calendar Year Returns as of December 31

The Fund's calendar year-to-date return as of June 30, 2012 was 6.74%. During the period shown in the bar chart, the best performance for a quarter was 13.25%
(for the quarter ended June 30, 2003) and the worst performance was -21.84% (for the quarter ended December 31, 2008).
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Barrett Growth Fund	Return Before Taxes	(5.76%)	(3.58%)	(0.13%)
Barrett Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(5.76%)	(3.58%)	(0.13%)
Barrett Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.75%)	(3.01%)	(0.11%)
Barrett Growth Fund S&P 500�� Index	S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barrett Growth Fund Lipper Large-Cap Growth Funds Index��	Lipper Large-Cap Growth Funds Index�� (reflects no deductions for fees, expenses, or taxes)	(2.90%)	0.85%	1.43%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Barrett Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Barrett Growth Fund (the "Fund") seeks to achieve long-term capital appreciation and to maximize after-tax returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses, or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.27% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.27%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed
		in the table above is reflected only through September 28, 2013.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of common stocks of large-
and mid-cap U.S. companies selected by the Adviser. The Fund considers mid-cap companies to be companies with market capitalizations of approximately $1 billion to $10 billion and large-cap companies to be companies with market capitalizations greater than $10 billion. The Fund may also purchase securities with an equity component, such as preferred stock, warrants, rights or other securities that are convertible into or exchangeable for shares of common stock. The Fund may invest up to 25% of its net assets in foreign securities, and will normally make such investments through the purchase of American
Depositary Receipts ("ADRs").

The Fund takes a conservative approach to growth stock investing that emphasizes
"Growth at a Reasonable Price." The Fund invests in common stocks of high-quality companies that Barrett believes have superior growth potential and stocks that can be purchased at reasonable prices. The Fund makes investments in companies that have solid long-term earnings prospects and the Fund expects to hold these investments for prolonged periods of time, thereby avoiding short-term capital gains. The Adviser focuses on identifying companies that will produce earnings and cash flow growth in excess of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P
500® Index"). The Adviser makes investments in companies that it believes produce superior earnings at reasonable valuations. Superior relative earnings growth is usually driven by new products and services; niche products in growth sectors and industries; open-ended global growth opportunities; and cyclical companies whose margins are benefiting from a recovery in their respective industries. Stocks are sold when there is likely to be deterioration in earnings growth or other financial metrics, including balance sheet items. Maintaining a competitive industry position and management stability are also important factors in retaining a company position.
Unusually weak relative stock market performance is another signal that prompts the
Adviser to immediately reevaluate a holding.

The Adviser mitigates risk in several ways. In order to invest in a specific company the Adviser carefully analyzes the company's balance sheet and overall ability to withstand adverse economic conditions. More broadly, the Adviser diversifies the portfolio across multiple industries, economic sectors and geographic regions to reduce the risk of a particular industry's or region's weakness adversely affecting the total Fund. Since the Adviser focuses on buying companies at reasonable valuations, the risk of overpaying for companies with strong earnings growth is also reduced. The Fund invests in companies across the large - and mid-capitalization spectrum which provides the Fund with exposure to companies of different revenue and earnings levels. Finally, the Fund emphasizes objectivity in evaluating existing holdings and sells holdings when the fundamental outlook for a company is expected to deteriorate.

From time to time, the Fund may purchase options, futures contracts or other instruments, such as depositary receipts, that relate to a particular stock index, to allow the Fund to quickly invest excess cash in order to gain
		exposure to the markets until the Fund can purchase individual stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

o Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

o General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

o Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

o Foreign Securities Risk. The risk of investments in foreign companies, including ADRs, which represent an ownership in a foreign security, involve certain risks not generally associated with investments in the securities of
  U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
  and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.
  These risks may also apply to U.S. companies that have substantial foreign operations.

o Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o Mid-Capitalization Company Risk. The mid-capitalization companies in which the
  Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

o Options and Futures Risk. Options and futures may be more volatile than investments in securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index
		or overall securities markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of other mutual funds with characteristics similar to those of the Fund. The
Fund is the successor to the Barrett Growth Fund, a series of the Barrett Funds
(the "Predecessor Fund"). The performance information included herein reflects the performance of the Predecessor Fund for periods prior to the reorganization, which occurred on March 30, 2010. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's
		website at http://barrettasset.com or by calling toll-free at 1-877-363-6333.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of other mutual funds with characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-363-6333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://barrettasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's calendar year-to-date return as of June 30, 2012 was 6.74%. During the period shown in the bar chart, the best performance for a quarter was 13.25%
(for the quarter ended June 30, 2003) and the worst performance was -21.84% (for
		the quarter ended December 31, 2008).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs"). In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an
		assumed tax deduction that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund | Lipper Large-Cap Growth Funds Index��
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index�� (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	1.43%
Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund | Barrett Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	648
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,177
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Annual Return 2002	rr_AnnualReturn2002	(24.64%)
Annual Return 2003	rr_AnnualReturn2003	25.10%
Annual Return 2004	rr_AnnualReturn2004	5.97%
Annual Return 2005	rr_AnnualReturn2005	7.27%
Annual Return 2006	rr_AnnualReturn2006	10.50%
Annual Return 2007	rr_AnnualReturn2007	7.62%
Annual Return 2008	rr_AnnualReturn2008	(37.40%)
Annual Return 2009	rr_AnnualReturn2009	20.77%
Annual Return 2010	rr_AnnualReturn2010	8.70%
Annual Return 2011	rr_AnnualReturn2011	(5.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.76%)
5 Years	rr_AverageAnnualReturnYear05	(3.58%)
10 Years	rr_AverageAnnualReturnYear10	(0.13%)
Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund | Barrett Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.76%)
5 Years	rr_AverageAnnualReturnYear05	(3.58%)
10 Years	rr_AverageAnnualReturnYear10	(0.13%)
Barrett Growth Fund (Prospectus Summary) | Barrett Growth Fund | Barrett Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.75%)
5 Years	rr_AverageAnnualReturnYear05	(3.01%)
10 Years	rr_AverageAnnualReturnYear10	(0.11%)

[1]	The Fund did not incur expenses under its Distribution (Rule 12b-1) Plan during its last fiscal year. However, under such plan, the Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets.
[2]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which do not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between Barrett Asset Management, LLC, the Fund's investment adviser ("Barrett," or the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.25% of the Fund's average net assets through September 28, 2013. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for management fees it waived and Fund expenses it paid.